Restatement of Financial Statements	12 Months Ended
Dec. 31, 2013
Restatement Of Financial Statements
Restatement of Financial Statements

15.	RESTATEMENT OF FINANCIAL STATEMENTS

In connection with the financial statements for the year end December 31, 2013, the Company determined that a restatement was required due to overstatement of gain on extinguishment of accrued compensation and accrued interest in an amount of $563,804, which should have been accounted for as capital transaction.

The following table summarizes the impact of the restatement on our financial statements for the year ended December 31, 2013.

	As Reported	As Restated
Consolidated Statements of Operations and comprehensive Income (Loss):
Gain on extinguishment of accrued officer compensation and accrued interest	$563,804	$-
Total other income (loss), net	298,276	(265,528)
Income (Loss) before income tax provision	438,910	(124,894)
Net income (loss)	$434,290	$(129,514)

Consolidated Balance Sheets:
Additional paid-in capital	$16,469,102	$17,032,906
Accumulated deficit	(15,853,142)	(16,416,946)

Consolidated Statements of Cash Flows:
Net income (loss)	$434,290	$(129,514)
Gain on extinguishment of accrued officer compensation and accrued interest	(563,804)	-